Please file this Prospectus Supplement with your records.

WELLS FARGO FUNDS TRUST

WELLS FARGO ADVANTAGE ENTERPRISE FUND

WELLS FARGO ADVANTAGE MID CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND

WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

Supplement dated September 7, 2010, to the Prospectus dated March 1, 2010, as previously supplemented as the case may be.

Investor Class

This supplement contains important information about the Funds and share class listed above.

I.              Effective July 19, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Enterprise Fund starting on page 15 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.79%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.55%
Fee Waivers	0.17%
Total Annual Fund Operating Expenses After Fee Waiver [1]	1.38%

1 Funds Management has committed through February 28, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.37% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$141
3 Years	$473
5 Years	$829
10 Years	$1,831
If you do not sell your shares at the end of the period:
1 Year	$141
3 Years	$473
5 Years	$829
10 Years	$1,831

II.            Effective July 19, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Mid Cap Growth Fund starting on page 23 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.88%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.64%
Fee Waivers	0.38%
Total Annual Fund Operating Expenses After Fee Waiver [1]	1.26%

1 Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.25% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$128
3 Years	$400
5 Years	$778
10 Years	$1,842
If you do not sell your shares at the end of the period:
1 Year	$128
3 Years	$400
5 Years	$778
10 Years	$1,842

III.           Effective July 19, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Small Cap Growth Fund starting on page 35 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.84%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.78%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	0.15%
Total Annual Fund Operating Expenses After Fee Waiver [1]	1.48%

1 Funds Management has committed through February 28, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.47% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$151
3 Years	$500
5 Years	$872
10 Years	$1,920
If you do not sell your shares at the end of the period:
1 Year	$151
3 Years	$500
5 Years	$872
10 Years	$1,920

IV.           Effective July 19, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Small Cap Value Fund starting on page 39 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.81%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.74%
Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.57%
Fee Waivers	0.22%
Total Annual Fund Operating Expenses After Fee Waiver [1]	1.35%

1 Funds Management has committed through February 28, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.33% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$137
3 Years	$474
5 Years	$834
10 Years	$1,849
If you do not sell your shares at the end of the period:
1 Year	$137
3 Years	$474
5 Years	$834
10 Years	$1,849

V.            Effective July 19, 2010, the following information replaces the table entitled “Annual Fund Operating Expenses” and the example of expenses table in the section entitled “Fees and Expenses” for the Small/Mid Cap Value Fund starting on page 43 of the Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor Class
Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.82%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.68%
Fee Waivers	0.20%
Total Annual Fund Operating Expenses After Fee Waiver [1]	1.48%

1 Funds Management has committed through February 28, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding brokerage commissions, interest, taxes, extraordinary expenses, and the expenses of any money market fund or other fund held by the Fund, do not exceed 1.47% for Investor Class. After this time, the Total Annual Fund Operating Expenses After Fee Waiver may be increased or the commitment to maintain the same may be terminated only with the approval of the Board of Trustees.

Investor Class
If you sell your shares at the end of the period:
1 Year	$151
3 Years	$510
5 Years	$894
10 Years	$1,970
If you do not sell your shares at the end of the period:
1 Year	$151
3 Years	$510
5 Years	$894
10 Years	$1,970

SCIV090/P206SP